Cash Equivalents and Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash Equivalents and Marketable Securities
4. Cash Equivalents and Marketable Securities
The following tables summarize the estimated fair value of the Company’s cash equivalents and marketable securities and the gross unrealized gains and losses (in thousands):

	September 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$55,451	$—	$—	$55,451
Commercial paper	16,911	3	—	16,914

Total cash equivalents	$72,362	$3	$—	$72,365

Marketable securities:
Commercial paper	$90,272	$—	$(93)	$90,179
Corporate bonds	22,849	1	(22)	22,828
U.S. government securities	—	—	—	—

Total marketable securities	$113,121	$1	$(115)	$113,007

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	7,021	1	(2)	7,020
U.S. government securities	3,736	—	(1)	3,735

Total cash equivalents	$26,007	$1	$(3)	$26,005

Marketable securities:
Commercial paper	$16,644	$2	$(25)	$16,621
Corporate bonds	3,738	—	(6)	3,732
U.S. government securities	495	—	—	495

Total marketable securities	$20,877	$2	$(31)	$20,848

The following table summarizes the
available-for-sale
securities in an unrealized loss position for which an allowance for credit losses has not been recorded as of September 30, 2023 and December 31, 2022, aggregated by major security type and length of time in a continuous unrealized loss position:

	September 30, 2023
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$78,820	$(93)	$—	$—	$78,820	$(93)
U.S. government securities	—	—	—	—	—	$—
Corporate bonds	18,373	(22)	—	—	18,373	(22)

Total marketable securities	$97,193	$(115)	$—	$—	$97,193	$(115)

	December 31, 2022
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$17,699	$(27)	$—	$—	$17,699	$(27)
U.S. government securities	3,735	(1)	—	—	3,735	$(1)
Corporate bonds	3,732	(6)	—	—	3,732	(6)

Total marketable securities	$25,166	$(34)	$—	$—	$25,166	$(34)

The Company evaluated its securities for credit losses and considered the decline in market value to be primarily attributable to current economic and market conditions and not to a credit loss or other factors. Additionally, the Company does not intend to sell the securities in an unrealized loss position and does not expect it will be required to sell the securities before recovery of the unamortized cost basis. As of September 30, 2023 and December 31, 2022, an allowance for credit losses had not been recognized. Given the Company’s intent and ability to hold such securities until recovery, and the lack of significant change in credit risk of these investments, the Company does not consider these marketable securities to be impaired as of September 30, 2023 and December 31, 2022.
The financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash deposits. Accounts at each of our three U.S. banking institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per depositor. At September 30, 2023 and December 31, 2022, the Company had $16.9 million and $23.5 million, respectively, of U.S. cash deposits in excess of the FDIC insured limit. Uninsured foreign cash deposits were immaterial for both periods.
There were no realized gains or losses on marketable securities for the three and nine months ended September 30, 2023 and 2022. Interest on marketable securities is included in interest income. Accrued interest receivable on available-for-sale
debt securities at September 30, 2023 and December 31, 2022 was $0.4 million and $0.1 million, respectively.
The following table summarizes the contractual maturities of the Company’s marketable securities at estimated fair value (in thousands):

	September 30, 2023	December 31, 2022
Due in one year or less	$102,518	$20,848
Due thereafter	10,489	—

Total marketable securities	$113,007	$20,848

The Company may sell investments at any time for use in current operations even if they have not yet reached maturity. As a result, the Company classifies marketable securities, including securities with maturities beyond twelve months as current assets
.

4. Cash Equivalents and Marketable Securities
The following tables summarize the estimated fair value of the Company’s cash equivalents and marketable securities and the gross unrealized gains and losses (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	7,021	1	(2)	7,020
U.S. government securities	3,736	—	(1)	3,735

Total cash equivalents	26,007	1	(3)	26,005

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Marketable securities:
Commercial paper	16,644	2	(25)	16,621
Corporate bonds	3,738	—	(6)	3,732
U.S. government securities	495	—	—	495

Total marketable securities	$20,877	$2	$(31)	$20,848

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$8,888	$—	$—	$8,888

Total cash equivalents	8,888	—	—	8,888

Marketable securities:
Commercial paper	65,443	3	(34)	65,412
Corporate bonds	12,581	—	(7)	12,574

Total marketable securities	$78,024	$3	$(41)	$77,986

The following table summarizes the
available-for-sale
securities in an unrealized loss position for which an allowance for credit losses has not been recorded as of December 31, 2022 and 2021, aggregated by major security type and length of time in a continuous unrealized loss position:

	December 31, 2022
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$17,699	$(27)	$—	$—	$17,699	$(27)
U.S. government securities	3,735	(1)	—	—	3,735	(1)
Corporate bonds	3,732	(6)	—	—	3,732	(6)

Total marketable securities	$25,166	$(34)	$—	$—	$25,166	$(34)

	December 31, 2021
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$47,425	$(34)	$—	$—	$47,425	$(34)
Corporate bonds	12,573	(7)	—	—	12,573	(7)

Total marketable securities	$59,998	$(41)	$—	$—	$59,998	$(41)

The Company evaluated its securities for credit losses and considered the decline in market value to be primarily attributable to current economic and market conditions and not to a credit loss or other factors. Additionally, the Company does not intend to sell the securities in an unrealized loss position and does not expect they will be required to sell the securities before recovery of the unamortized cost basis. As of December 31, 2022 and 2021, an allowance for credit losses had not been recognized. Given the Company’s intent and ability to hold such securities until recovery, and the lack of significant change in credit risk of these investments, the Company does not consider these marketable securities to be impaired as of December 31, 2022 and 2021.

There were no realized gains or losses on marketable securities for the years ended December 31, 2022 and 2021. Interest on marketable securities is included in interest income. Accrued interest receivable on available-for-sale
debt securities totaled $0.1 million and $0.1 million as of December 31, 2022 and 2021, respectively, and is excluded from the estimate of credit losses.
The following table summarizes the contractual maturities of the Company’s marketable securities at estimated fair value (in thousands):

	December 31,
	2022	2021
Due in one year or less	$20,848	$77,986
Due in 1 – 2 years	—	—

Total marketable securities	$20,848	$77,986

The Company may sell investments at any time for use in current operations even if they have not yet reached maturity. As a result, the
Company
classifies marketable securities, including securities with maturities beyond twelve months as current assets.